Basis of Preparation of the Consolidated Financial Statements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Metrogas [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	70.00%
Y T E C [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	51.00%
Consolidated entities [Member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	100.00%